Share-Based Compensation (Details 1) (2009 Incentive Plan [Member], Performance Shares [Member], USD $)	6 Months Ended
Jun. 30, 2013
2009 Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	540,000
Shares, Vested	0
Shares, Ending Balance	540,000
Weighted average grant-date fair value, Begining Balance	$ 6.34
Weighted average grant-date fair value, Vested	$ 0
Weighted average grant-date fair value, Ending Balance	$ 6.34